Warrant Liability (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 19, 2014	Jan. 22, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 25, 2013
Warrant Liabilities (Textual)
Fair value of the warrants exercised						$ 2,543,117	$ 2,557,331	$ 1,055,490
Change in fair value of warrant liability			$ (525,328)	$ 1,943,494	(1,285,485)	$ 4,955,110	$ 1,201,870	$ (3,436,195)
June 2013 Registered public offering [Member]
Warrant Liabilities (Textual)
Warrants Exercised							5.10	6.10
Warrant [Member]
Warrant Liabilities (Textual)
Amount of initial warrant liability										$ 4,827,788
Non-cash charge or the change in the fair value					$ 1,285,485		$ 1,201,870
Fair value of options price			$ 6.60		$ 6.60		$ 11.30	$ 9.80	$ 18.00	$ 9.60
Exercise price			5.10		5.10		$ 5.10	$ 6.10	$ 16.50	$ 16.50
Issuance of common stock from cashless exercise of warrants, Shares								14,300
Warrants Exercised	336,081	250,000					168,643	58,608
Closing price of common stock as reported on OTC Markets			$ 6.60		$ 6.60
Warrant [Member] | June 2013 Registered public offering [Member]
Warrant Liabilities (Textual)
Amount of initial warrant liability										$ 4,827,788
Closing price of common stock as reported on OTC Markets										$ 0.96